Fair Value Measurements (Margins) (Details) (Level 3 [Member])	12 Months Ended
	Dec. 31, 2012
Withdrawal Utilization [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1],[2]
Withdrawal Utilization [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	100.00%	[1]
Withdrawal Utilization [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	20.00%	[1]
Withdrawal Rates [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1],[2]
Withdrawal Rates [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	8.00%	[1]
Withdrawal Rates [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	0.00%	[1]
Lapse Rates [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2],[3]
Lapse Rates [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	75.00%	[3]
Lapse Rates [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	0.00%	[3]
Reset Elections [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[2],[4]
Reset Elections [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	75.00%	[4]
Reset Elections [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	20.00%	[4]
Equity Volatility [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[2],[5]
Equity Volatility [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	50.00%	[5]
Equity Volatility [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	10.00%	[5]

[1]	Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.
[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.
[4]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.
[5]	Range represents implied market volatilities for equity indices based on multiple pricing sources.